Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2020	Mar. 31, 2020
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,081	¥ 33,733
Payables under securities lending transactions	842	1,017
Obligations to return securities received as collateral	5,146	4,806
Total	34,069	39,556
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	11,591	9,685
Payables under securities lending transactions	819	934
Obligations to return securities received as collateral	4,505	3,856
Total	16,915	14,475
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,592	16,608
Payables under securities lending transactions		64
Obligations to return securities received as collateral	239	599
Total	12,831	17,271
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,563	4,496
Payables under securities lending transactions	23	19
Obligations to return securities received as collateral	258	276
Total	1,844	4,791
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,335	2,944
Obligations to return securities received as collateral	144	75
Total	¥ 2,479	¥ 3,019